CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Upon Initial Public Offering	Series A Preferred Shares	Series B Preferred Shares	Series C Preferred Shares	Series A B C Preferred Stock	Ordinary Shares	Ordinary Shares Series A B C Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Upon Initial Public Offering	Additional Paid-in Capital Series A Preferred Shares	Additional Paid-in Capital Series B Preferred Shares	Additional Paid-in Capital Series C Preferred Shares	Additional Paid-in Capital Series A B C Preferred Stock	Accumulated other comprehensive income/(loss)	Accumulated deficit	Accumulated deficit Series B Preferred Shares	Accumulated deficit Series C Preferred Shares
Beginning Balance at Dec. 31, 2015	$ (61,585)						$ 2								$ 972	$ (62,559)
Beginning Balance, Shares at Dec. 31, 2015							16,266,841
Share-based compensation	1,003								$ 1,003
Vesting of incentive shares							241,196
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares					$ 635								$ 635
Accretion on convertible redeemable preferred shares to redemption value			$ (288)	$ (1,621)	(5,103)						$ (288)	$ (715)	(635)				$ (906)	$ (4,468)
Foreign currency translation adjustments	(1,885)														(1,885)
Net profit (loss)	(33,366)															(33,366)
Ending Balance at Dec. 31, 2016	(102,210)						$ 2								(913)	(101,299)
Ending Balance, Shares at Dec. 31, 2016							16,508,037
Share-based compensation	2,497								2,497
Share-based compensation, Shares							455,166
Receipts of reserve amounts for vested incentive shares	55								55
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares													82,034					(82,034)
Accretion on convertible redeemable preferred shares to redemption value			$ (96)	$ (540)	$ (2,232)						$ (96)	$ (540)	$ (518)					$ (1,714)
Conversion of Series A, B and C preferred shares upon Initial Public Offering						$ 141,121		$ 3						$ 141,118
Conversion of Series A, B and C preferred shares upon Initial Public Offering, Shares								36,239,470
Issuance of common shares upon Initial Public Offering	63,020						$ 1		63,019
Issuance of common shares upon Initial Public Offering, Shares							11,500,000
Initial Public Offering expense		$ (6,098)								$ (6,098)
Foreign currency translation adjustments	170														170
Net profit (loss)	(36,649)															(36,649)
Ending Balance at Dec. 31, 2017	59,038						$ 6		281,471						(743)	(221,696)
Ending Balance, Shares at Dec. 31, 2017							64,702,673
Share-based compensation	2,417								2,417
Share-based compensation, Shares							1,056,537
Foreign currency translation adjustments	944														944
Adoption ASC 606	5,047															5,047
Net profit (loss)	(66,529)															(66,529)
Ending Balance at Dec. 31, 2018	$ 917						$ 6		$ 283,888						$ 201	$ (283,178)
Ending Balance, Shares at Dec. 31, 2018							65,759,210